Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On April 18, 2024, the Company amended the Alco August Promissory Note and Alco November Promissory Note to extend the maturity dates of each note to May 31, 2024.

On May 1, 2024, the Company issued 260,443 shares of the Company’s Class A common stock to GEM pursuant to the Unsecured Promissory Note, dated February 5, 2024, between the Company and GEM.
On May 2, 2024, the Company received Investor Notice No. 4 under the SEPA to purchase $100,000 shares of the Company’s Class A common stock. Pursuant to receipt of the Investor Notice, the Company issued 334,336 shares of the Company’s Class A common stock to Yorkville at a purchase price of $0.2991. The issuance amounted to an offset of $100,000 against the Company’s outstanding principal under the then-outstanding Promissory Notes.
On May 3, 2024, the Company and Yorkville entered into a Debt Repayment Agreement (the “Debt Repayment Agreement”) acknowledging as of the effective date of the Debt Repayment Agreement, that the February Promissory Note had been fully repaid and as of the effective date, $2,800,000 of principal remains outstanding under the Yorkville Promissory Notes. Pursuant to the Debt Repayment Agreement, Yorkville shall not (i) deliver any Investor Notice (as defined above pursuant to the SEPA), or (ii) exercise its right to convert all or any portion of any outstanding Promissory Notes after the effective date, for the duration of the standstill period (the “Standstill”). The Standstill is such that within three (3) business days upon the closing of a registered offering, the Company shall (i) pay to Yorkville certain repayment proceeds against outstanding Promissory Notes then-outstanding, and (ii) deliver to Yorkville an Advance Notice. Yorkville has agreed that on the date of such a closing of a registered offering, for ninety (90) days after the closing, (A) it will (i) deliver to the Company and Investor Notice pursuant to the SEPA, or (ii) exercise its Conversion Right and (B) any obligation of the Company to make any monthly payments of the Promissory Notes shall be suspended for the duration of the Standstill period. Additionally, the Company and Yorkville have agreed that upon commencement of the Standstill period, the Floor Price pursuant to the then-outstanding Promissory Notes, shall be adjusted to a price to be mutually agreed between the Company and Yorkville, and upon commencement of the Standstill period, the maturity date of each of the then-outstanding Promissory Notes shall be extended by one hundred and twenty (120) days after the closing of such a registered offering.
On May 6, 2024, the Company issued 320,000 shares of the Company’s Class A common stock as compensation pursuant to a business development and general consulting services agreement entered into in April 2024.
In May, 2024, Yorkville submitte
d a Conversion Notice, related to the purchase of common shares of the Company, with the aggregate purchase price of those shares offset against amounts outstanding under the Pre-Paid Yorkville Convertible Notes. Once issued, Yorkville will have purchased 360,136 shares, for a total aggregate purchase consideration of $100,000. The conversion price applicable to this purchase is approximately $0.28 per share.
On May 14, 2024, the Company granted options for the purchase of up to 1,200,000 shares of the Company’s Class A common stock, to various executive employees of the Company, under the Company’s 2023 Equity Incentive Plan (the “Plan”). These options vest over a period of four years, have a term of 10 years and have exercise prices ranging from $1 to $5. On this same date, the Company granted options for the purchase of up to 144,500 shares of the Company’s Class A common stock to various employees and outside contractors, under the Plan. These options vest over a period of four years, have a term of 10 years and with an exercise price equal to the closing market price of the Company’s Class A common stock, on the grant date. Further, on this same date, the Company granted 219,290 RSUs covering shares of Company’s Class A common stock, to various employees and outside contractors, under the Plan. These RSUs vest over a period of four years.

21. Subsequent Events
Yorkville SEPA Supplemental Agreement
As previously disclosed, pursuant to the SEPA, dated December 14, 2023, between the Company and Yorkville, Yorkville agreed to advance to the Company, in exchange for convertible promissory notes, a
Pre-Paid
Advance for an aggregate principal amount of up to $3.5 million, $2.0 million (less a 10% discount) of which was funded at the closing of the Company’s Merger and $1.5 million (less a 10% discount) of which was to be funded when the Company’s Registration Statement on Form
S-1,
originally filed with the U.S. Securities and Exchange Commission on December 29, 2023, and amended on February 5, 2024, becomes effective and the Company obtains stockholder approval for the issuance of shares in excess of 19.99% of the aggregate number of shares of the Company’s Class A common stock issued and outstanding as of the date of the SEPA in accordance with the applicable rules of Nasdaq.
On February 5, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA Supplemental Agreement”) to increase the amount of the
Pre-Paid
Advance under the SEPA by $1.0 million (the “Additional
Pre-Paid
Advance Amount”), for an aggregate principal amount of $4.5 million to be advanced by Yorkville to the Company under the SEPA and SEPA Supplemental Agreement. The Additional
Pre-Paid
Advance Amount (less a 10% discount) was funded on February 5, 2024 in exchange for a promissory note in the principal amount of $1.0 million (the “Yorkville Promissory Note”). The Yorkville Promissory Note matures on June 14, 2024 and bears interest at a rate of 0%, subject to certain adjustments.
On March 27, 2024, the Company and Yorkville entered into a supplemental agreement (the “SEPA March Supplemental Agreement”) to increase the amount of the
Pre-Paid
Advance under the SEPA by $1.5 million (the “March Additional
Pre-Paid
Advance Amount”), for an aggregate principal amount of $4.5 million to be advanced by Yorkville to the Company under the SEPA, SEPA Supplemental Agreement, and SEPA March Supplemental Agreement. The March Additional
Pre-Paid
Advance Amount (less a 10% discount) was funded

on March 27, 2024 in exchange for a promissory note in the principal amount of $1.5 million (the “March Yorkville Promissory Note”). The March Yorkville Promissory Note matures on June 14, 2024 and bears interest at a rate of 0%, subject to certain adjustments.
Yorkville Advance Agreement Amortization Event Waiver
On January 24, 2024, Yorkville provided the Company with a waiver with respect to the triggering of an amortization event in January 2024, in terms of the Yorkville Convertible Note Agreement, which would have required the Company to make monthly repayments of amounts outstanding under the Yorkville Convertible Note, with each monthly repayment to be in an amount equal to the sum of (x) $1,000,000, plus (y) 10% in respect of such amount, and (z) all outstanding accrued and unpaid interest as of each payment date. As a result of the waiver, no repayments were required by the Company, and the floor price trigger underlying the amortization event was reset on February 15, 2023, at which point the amortization event trigger was cured.
Yorkville SEPA Advance Purchase Notices and Yorkville Deferred Fee Settlement
In February, 2024, Yorkville submitted two Advance Notice Investor Notices, related to the purchase of common shares of the Company, with the aggregate purchase price of those shares offset against amounts outstanding by the Company under the
Pre-Paid
Yorkville Convertible Notes. Yorkville purchased a total of 344,377 shares, for a total aggregate purchase consideration of $300,000. The conversion prices applicable to these purchases ranged from $0.7616 to $1.2229 per share.
In March, 2024, Yorkville submitted six Advance Notice Investor Notices, related to the purchase of common shares of the Company, with the aggregate purchase price of those shares offset against amounts outstanding by the Company under the
Pre-Paid
Yorkville Convertible Notes and to settle the Deferred Fee payable to Yorkville. Yorkville purchased a total of 1,889,358 and 710,025 shares, for a total aggregate purchase consideration of $1,200,000 and $500,000 in settlement of the Yorkville Convertible Notes and Deferred Fee, respectively. The conversion prices applicable to these purchases ranged from $0.6330 to $0.7042 per share.
Roth Addendum to Letter Agreements
On October 13, 2022, Roth and Legacy Banzai entered into the Roth Engagement Letter, pursuant to which Legacy Banzai engaged Roth as a financial advisor in connection with the Merger and, on October 14, 2022, MKM and 7GC entered into the MKM Engagement Letter, pursuant to which 7GC engaged MKM as a financial advisor in connection with the Merger. In February 2023, Roth acquired MKM.
On February 2, 2024, the Company and Roth entered into an addendum to (i) the engagement letter, dated October 13, 2022, by and between Roth and Legacy Banzai, and (ii) the engagement letter, dated October 14, 2022, by and between Roth (as successor to MKM Partners, LLC) and 7GC (such engagement agreements, collectively, the “Roth Engagement Agreements,” and such addendum, the “Roth Addendum”). Pursuant to the Roth Addendum, in lieu of payment in cash of the full amount of any advisory fees or other fees or expenses, incurred in 2024, and owed under the Roth Engagement Agreements (collectively, the “Roth Fee”), the Company (i) issued to Roth 175,000 shares (the “Roth Shares”) of the Company’s Class A Common Stock, and (ii) on or before June 30, 2024, will pay to Roth an amount in cash equal to $300,000 or, if the Company determines that such payment should not be made in cash due to the Company’s cash position at such time, issue to Roth a number of shares of Class A Common Stock equal to $300,000 divided by the daily VWAP for the trading day immediately preceding June 30, 2024 (any such shares, the “Additional Roth Shares”). The Company registered the Roth Shares and 600,000 shares of Class A Common Stock (in addition to the Roth Shares) on a registration statement to cover any issuances of Additional Roth Shares (which may be more or less than 600,000) that may occur pursuant to the Roth Addendum. This registration statement became effective on February 14, 2024. The $300,000 cash payment has not yet been made as of the date of filing of these annual financial statements.

Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard; Transfer of Listing
On February 5, 2024, the Company received a letter (the “Letter”) from the staff at Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Letter, the Company’s Minimum Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A). The staff at Nasdaq also noted in the Letter that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(3)(A), which requires listed companies to have total assets and total revenue of at least $50,000,000 each for the most recently completed fiscal year or for two of the three most recently completed fiscal years. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on Nasdaq.
In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until August 5, 2024, to regain compliance. The Letter notes that to regain compliance, the Company’s MVLS must close at or above $50 million for a minimum of ten consecutive business days during the compliance period. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market).
If the Company does not regain compliance by August 5, 2024, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.
The Company intends to actively monitor the Company’s MVLS between now and August 5, 2024, and may, if appropriate, evaluate available options to resolve the deficiency and regain compliance with the MVLS requirement. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing standards.
GEM Agreement
On February 5, 2024, the Company and GEM entered into a settlement agreement (the “GEM Settlement Agreement”), pursuant to which (a) the Company and GEM agreed to (i) settle the Company’s obligations under and terminate the binding term sheet entered into between Legacy Banzai and GEM, dated December 13, 2023, and (ii) terminate the share repurchase agreement, dated May 27, 2022, by and among the Company and GEM, and (b) the Company (i) agreed to pay GEM $1.2 million in cash within three business days of the GEM Settlement Agreement and (ii) issued to GEM, on February 5, 2024, an unsecured promissory note in the amount of $1.0 million, payable in monthly installments of $100,000 beginning on March 1, 2024, with the final payment to be made on December 1, 2024 (the “GEM Promissory Note”).
The GEM Promissory Note provides that, in the event the Company fails to make a required monthly payment when due, the Company shall issue to GEM a number of shares of Class A Common Stock equal to the monthly payment amount divided by the VWAP of the Class A Common Stock for the trading day immediately preceding the applicable payment due date. In addition, the Company agreed to register on a registration statement 2,000,000 shares of Class A Common Stock that may be issuable under the terms of the GEM Promissory Note. The GEM Promissory Note contains customary events of default. If an event of default occurs, GEM may, at its option, demand from the Company immediate payment of any outstanding balance under the GEM Promissory Note. As of the date of this Annual Report, we have issued an aggregate of 139,470 shares of Class A Common Stock to GEM in lieu of monthly payment obligations.
Conversion of 7GC Promissory Notes
As discussed per
Note 14—Debt
, On December 12, 2023, in connection with the Merger, the Sponsor came to a non-binding
agreement with 7GC to amend the 7GC Promissory Notes, to provide that 7GC has the right to elect to convert up to the full amount of the principal balance of the 7GC Promissory Notes, in whole or in part, 30 days after the closing of the Merger at a conversion price equal to the average daily VWAP of the Class A Common Stock for the 30 trading days following the Closing.
On February 2, 2024, pursuant to and in accordance with the First Amendment Conversion Provisions, the Sponsor exercised its right to convert the full principal amount under each of the 7GC Notes within 30 days after the Closing, and such conversions were completed on February 2, 2024, resulting in the issuance to the Sponsor of an aggregate of 890,611 shares of Class A Common Stock (collectively, the “Conversion and Issuance”).
Forfeiture and Cancellation of 7GC Sponsor Shares
In January 2024, the Company and 7GC entered into an agreement whereby 7GC agreed to forfeit a total of 100,000 shares held by 7GC. These shares were transferred to the Company and subsequently cancelled.
Issuance of Shares as Compensation for Marketing Agreement
On February 16, 2024, the Company entered into a Marketing Services Agreement with a vendor. This agreement was effective February 19, 2024, and relates to the provision of marketing and distribution services to the Company. Effective as of February 19, 2024, as compensation for these services, the Company agreed to issued to this vendor a total of 153,492 ordinary shares, with a market value as of the valuation date, of $200,000. As of the date of this annual report, these shares have not yet been issued to the vendor.